CAPITAL STRUCTURE - Shares Issued By Company - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	0	0	0
Treasury Shares [Member]
Capital Structure [Line Items]
Issuance of shares for restricted shares vested (in shares)	10,006,209	16,254,282	14,720,040
Exercise of share options (in shares)	0	82,242	0